Morgan Stanley Natural Resource Development Securities Inc.
LETTER TO THE SHAREHOLDERS / / AUGUST 31, 2001

Dear Shareholder:
For many investors, the six-month period ended August 31, 2001, was a very difficult time to be in the market, particularly with technology stocks. Overly optimistic earnings estimates for many companies were dramatically reduced in the wake of the collapse of the technology sector. Evidence of a slowdown in the U.S. economy continued to emerge despite aggressive actions by the Federal Reserve Board to lower interest rates. The economic slowdown, combined with a corporate-profits recession, resulted in a halt to capital spending, which created a particularly unfavorable environment for growth-oriented stocks. However, stocks within such value-oriented areas of the market as finance, utilities and energy benefited from the rotation out of growth stocks. While all the major stock indexes lost value during the reporting period, it was the technology-heavy Nasdaq composite index that suffered the most, declining some 42 percent during the period.

Natural Resources Overview
Thus far in 2001 the overriding fundamental factor across the resource sector has been the effect of unusual volatility in energy prices. As recently as last November the Organization for Economic Cooperation and Development warned that both Europe and the United States might need to raise interest rates in order to preempt inflation. Globally crude oil production was down versus 1999 while demand was up, inventories were low heading into winter, the U.S. Federal Reserve was deeming oil prices to be a main concern and domestic natural gas prices were far above historical averages. Other commodity prices also reflected shortages. Newsprint prices rose, as did those of specialty metals. U.S. oil demand in the final weeks of last December was the highest in 20 years while distillate inventories dwindled to 10-year lows. High natural gas costs coincided with light snow melt in the Pacific Northwest (which constricted hydroelectric output) to drive wholesale electricity costs sharply upward.

The effects of these prices on industry were immediate, and significant dislocation followed as industrial demand disappeared at an unexpected rate. Most affected were aluminum, chemicals and mining businesses, which either curtailed production or simply incurred enormous costs, but the ripple effects were extensive. In combination with a strong U.S. dollar and an already slowing Asian economy, these costs meant widespread profit reductions and, in some cases, loss of earnings.

For energy and related equities, the burst of extraordinary pricing gave way to a loss of demand from their customers, and a reassessment by their managements of the long-term competitive positions of industries vulnerable to future price anomalies is ongoing.

The OPEC countries responded to the stimuli by reducing production quotas during the year, but as of this writing oil prices sit near the bottom of the range seen over the past two years. Natural gas prices have retrenched to a more-normal range and the count of active drilling rigs (which had risen by nearly half over the preceding year and a half) is contracting.

Morgan Stanley Natural Resource Development Securities Inc.
LETTER TO THE SHAREHOLDERS / / AUGUST 31, 2001 CONTINUED

Energy equity prices, which performed well relative to the overall market during the first half of 2001, underperformed in July and August on expectations of continued fundamental weakness and negative profits comparisons. Exploration and production companies in the Fund's portfolio were relatively weak from summer onward as the impact of natural gas demand allowed underground storage to accumulate a few weeks faster than usual. Merger and acquisition activity has continued within the sector, however. Chemicals, drillers and oilfield services contributed the greatest drag on performance, but exposure to integrated oils and precious metals contributed positively.

We believe that there are several positive aspects to investing in the resource sector at this point. The desirability of increasing the domestic supply of energy is apparent, and natural gas in particular holds environmental and strategic advantages as a fuel for generating electricity, growth of which is expected to expand. Gas is less fungible than crude oil, and the ability to import it is limited to piping in supplies from North America and transporting it in as a liquefied product from abroad. The latter requires investment in high-cost specialized facilities for shipping and handling and is not economic today. High depletion rates of new gas projects, though, means that replacing reserves is more important than ever before. Much in the way of resources will be devoted to developing this domestic capability, including improving the capacity and reliability of the electricity distribution network. The energy sector still comprises less than 7 percent of the capitalization of the Standard & Poor's 500 Index (S&P 500), but it contributes a disproportionately large earnings component. We believe this group may offer particularly attractive opportunities should prospects for economic recovery develop.

Performance and Portfolio
For the six-month period ended August 31, 2001, Morgan Stanley Natural Resource Development Securities' Class B shares generated a total return of -11.62 percent, compared to -7.97 percent for the S&P 500.* Over the same period, the Fund's Class A, C and D shares returned -11.28 percent, -11.64 percent and -11.14 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

---------------------
* The Standard & Poor's 500 Index (S&P 500-Registered Trademark-) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Natural Resource Development Securities Inc.
LETTER TO THE SHAREHOLDERS / / AUGUST 31, 2001 CONTINUED

At the end of August, the Fund held an equity weighting of approximately 93.4 percent in 65 equity positions across 22 industries, with the balance in cash equivalents. Holdings trimmed or sold during the period included those of Enron, PPG, Emerson Electric, Temple-Inland, I.E. duPont de Nemours, and Varco International. Positions initiated or added to included AK Steel, Kerr-McGee, USX-Marathon, Pharmacia, Tyco, Royal Dutch, Aracruz Cellulose, Sunoco, Millipore, Grant Prideco, Sealed Air, Olin, Marine Drilling, El Paso Energy, Statoil, Devon Energy, Precision Drilling, Nabors Industries and Smith International.

Looking Ahead
There is no doubt that the September 11 terrorist attack will have a negative impact on the markets and the economy. Consensus estimates for the second half of 2001 have accordingly been revised from modestly positive to slightly negative. A decline in economic output for two successive quarters would meet the customary definition of a recession, which would be the first in a record ten years.

Even so, there is good reason to believe that the economy has not been completely derailed from the road to recovery. In recent months, there were many solid signs that the economy was approaching a trough. Many leading indicators had been climbing, suggesting that the economy was on the mend. Manufacturers' new orders moved solidly into positive territory by the end of the summer. Evidence like this suggests that many companies are confronting the current crisis in far better shape than might have been the case a year ago.

In the past, stocks typically have led the economy to recovery, and we believe that a stronger economic recovery next year combined with all the liquidity already in the system could help propel a sudden turnaround. A pronounced stock market rally could lead to regret for some, including those who fled the markets and especially those who gambled that the stock market would fall even farther by selling stocks short.

Fortunately, most of America's investors appear to be staying the course. According to polls taken soon after the terrorist attack, three-fourths of investors said they then had no intention of changing their investment plans. At least another tenth grasped the opportunity to buy low and intended to increase their equity exposure.

Investors should be assured that the U.S. economy is one of the most powerful engines of growth in history and has survived many attacks, including political crises, world wars, and a decades-long struggle during the cold war. The economy and the markets met each of those challenges, and each time emerged even stronger than before. Anyone who bought U.S. shares during such periods was eventually rewarded.

Morgan Stanley Natural Resource Development Securities Inc.
LETTER TO THE SHAREHOLDERS / / AUGUST 31, 2001 CONTINUED

We appreciate your ongoing support of Morgan Stanley Natural Resource Development Securities and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Morgan Stanley Natural Resource Development Securities Inc.
FUND PERFORMANCE / / AUGUST 31, 2001

                                                   AVERAGE ANNUAL TOTAL RETURNS
   -----------------------------------------------------------------------------------------------------------------------------
                         CLASS A SHARES*                                                  CLASS B SHARES**
   ------------------------------------------------------------     ------------------------------------------------------------
   1 Year                          (10.41)%(1)       (15.11)%(2)    1 Year                          (11.14)%(1)       (15.58)%(2)
   Since Inception (7/28/97)        (0.09)%(1)        (1.40)%(2)    5 Years                           4.68%(1)          4.36%(2)
                                                                    10 Years                          7.27%(1)          7.27%(2)

                         CLASS C SHARES+                                                   CLASS D SHARES++
   ------------------------------------------------------------      ------------------------------------------------------------
   1 Year                          (11.11)%(1)       (11.99)%(2)     1 Year                          (10.21)%(1)
   Since Inception (7/28/97)        (0.89)%(1)        (0.89)%(2)     Since Inception (7/28/97)         0.14%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH
  LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.
---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D SHARES HAVE NO SALES CHARGE.

Morgan Stanley Natural Resource Development Securities Inc.
PORTFOLIO OF INVESTMENTS / / AUGUST 31, 2001 (UNAUDITED)

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

           Common Stocks (93.4%)
           Basic Energy (38.9%)
           INTEGRATED OIL (23.5%)
 186,600   BP PLC (ADR) (United Kingdom)...........  $  9,494,208
  72,500   Chevron Corp............................     6,579,375
  99,631   Conoco, Inc. (Class B)..................     2,951,070
  55,000   ENI SpA (ADR) (Italy)...................     3,707,000
 480,828   Exxon Mobil Corp........................    19,305,244
 167,000   Royal Dutch Petroleum Co. (ADR)
            (Netherlands)..........................     9,457,210
 275,000   Statoil Asa (ADR) (Norway)*.............     1,897,500
                                                     ------------
                                                       53,391,607
                                                     ------------
           OIL & GAS PIPELINES (3.3%)
  80,000   El Paso Corp............................     3,887,200
 110,000   Williams Companies,
            Inc. (The)*............................     3,580,500
                                                     ------------
                                                        7,467,700
                                                     ------------
           OIL & GAS PRODUCTION (6.3%)
  67,500   Anardarko Petroleum Corp................     3,493,125
  55,000   Apache Corp.............................     2,581,150
  51,800   Devon Energy Corp.......................     2,396,786
  65,000   EOG Resources, Inc......................     2,055,300
  40,000   Kerr-McGee Corp.........................     2,336,400
  36,000   Talisman Energy, Inc. (Canada)..........     1,379,880
                                                     ------------
                                                       14,242,641
                                                     ------------
           OIL REFINING/ MARKETING (5.8%)
 130,000   Repsol S.A. (ADR) (Spain)...............     2,198,300
 135,000   Sunoco, Inc.............................     5,107,050
  80,000   Total Fina Elf S.A. (ADR) (France)......     5,908,000
                                                     ------------
                                                       13,213,350
                                                     ------------
           Total Basic Energy......................    88,315,298
                                                     ------------
           Energy Development &
           Technology (23.8%)
           AEROSPACE & DEFENSE (1.1%)
  80,000   Goodrich (B.F.) Co. (The)...............     2,564,000
                                                     ------------
           CONTRACT DRILLING (7.4%)
 100,000   ENSCO International Inc.................     1,824,000
 105,000   Global Marine, Inc.*....................     1,512,000

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

 145,000   Marine Drilling
            Companies, Inc.*.......................  $  1,870,500
  85,000   Nabors Industries, Inc.*................     2,084,200
  75,000   Noble Drilling Corp.*...................     2,040,000
  80,000   Precision Drilling Corp. (Class A)
            (Canada)*..............................     1,960,000
  97,500   Santa Fe International Corp.............     2,466,750
 105,357   Transocean Sedco Forex Inc..............     3,044,817
                                                     ------------
                                                       16,802,267
                                                     ------------
           ELECTRIC UTILITIES (1.2%)
  85,000   CMS Energy Corp.........................     1,994,100
 115,000   Montana Power Co........................       810,750
                                                     ------------
                                                        2,804,850
                                                     ------------
           INDUSTRIAL CONGLOMERATES (4.1%)
  40,000   General Electric Co.....................     1,639,200
  75,000   Honeywell International, Inc............     2,794,500
  49,200   Ingersoll Rand Co.......................     1,996,044
  55,000   Tyco International Ltd. (Bermuda).......     2,857,250
                                                     ------------
                                                        9,286,994
                                                     ------------
           OILFIELD SERVICES/ EQUIPMENT (10.0%)
  70,000   Baker Hughes Inc........................     2,305,800
  60,000   Cooper Cameron Corp.*...................     2,595,000
 170,000   Grant Prideco, Inc.*....................     1,778,200
 125,000   Halliburton Co..........................     3,482,500
  90,000   National-Oilwell, Inc.*.................     1,398,600
  88,200   Schlumberger Ltd. (Netherlands).........     4,321,800
  45,000   Smith International, Inc.*..............     2,088,000
 105,000   Stolt Offshore S.A. (ADR) (United
            Kingdom)*..............................       934,500
 111,500   Weatherford
            International, Inc.*...................     3,709,605
                                                     ------------
                                                       22,614,005
                                                     ------------
           Total Energy Development & Technology...    54,072,116
                                                     ------------
           Metals & Basic
           Materials (30.7%)
           ALUMINUM (2.6%)
 155,000   Alcoa, Inc..............................     5,908,600
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Natural Resource Development Securities Inc.
PORTFOLIO OF INVESTMENTS / / AUGUST 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

           CHEMICALS: AGRICULTURAL (1.2%)
 230,000   IMC Global Inc..........................  $  2,716,300
                                                     ------------
           CHEMICALS: MAJOR DIVERSIFIED (1.1%)
 190,000   Solutia, Inc............................     2,623,900
                                                     ------------
           CHEMICALS: SPECIALTY (5.8%)
  75,000   Air Products &
            Chemicals, Inc.........................     3,180,000
 110,000   Cytec Industries, Inc.*.................     3,632,200
  50,000   FMC Corp.*..............................     3,124,500
 200,000   Olin Corp...............................     3,312,000
                                                     ------------
                                                       13,248,700
                                                     ------------
           CONTAINERS/ PACKAGING (1.7%)
  95,000   Sealed Air Corp.*.......................     3,817,100
                                                     ------------
           INDUSTRIAL MACHINERY (1.1%)
 225,000   McDermott
            International, Inc.*...................     2,396,250
                                                     ------------
           INDUSTRIAL SPECIALTIES (2.5%)
  88,500   Millipore Corp..........................     5,615,325
                                                     ------------
           OTHER METALS/ MINERALS (2.3%)
 216,835   BHP Billiton Ltd. (ADR) (Australia).....     2,174,855
  75,000   Phelps Dodge Corp.......................     2,955,000
                                                     ------------
                                                        5,129,855
                                                     ------------
           PHARMACEUTICALS: MAJOR (1.5%)
  85,000   Pharmacia Corp..........................     3,366,000
                                                     ------------
           PRECIOUS METALS (3.5%)
 150,000   Barrick Gold Corp. (Canada).............     2,403,532
 125,000   Franco Nevada Mining Corp. Ltd.
            (Canada)...............................     1,627,524
 150,000   Stillwater Mining Co.*..................     3,930,000
                                                     ------------
                                                        7,961,056
                                                     ------------
           PULP & PAPER (5.1%)
 130,000   Aracruz Celulose SA (ADR) (Class B)
            (Brazil)...............................     2,229,500
  70,000   Bowater, Inc............................     3,320,800

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

 100,000   Georgia-Pacific Corp....................  $  3,654,000
  59,408   International Paper Co..................     2,383,449
                                                     ------------
                                                       11,587,749
                                                     ------------
           STEEL (2.2%)
 225,000   AK Steel Holding Corp...................     2,929,500
 116,500   Allegheny Technologies Inc..............     2,155,250
                                                     ------------
                                                        5,084,750
                                                     ------------
           SPECIALTY TELECOMMUNICATIONS (0.1%)
  78,127   Williams
            Communications GRP.....................       128,910
                                                     ------------
           Total Metals & Basic Materials..........    69,584,495
                                                     ------------
           Total Common Stocks
            (COST $191,700,578)....................   211,971,909
                                                     ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------

           Short-Term Investment (6.3%)
           Repurchase Agreement
 $14,340   Joint repurchase agreement account
           3.674% due 09/04/01 (dated 08/31/01;
           proceeds $14,345,853) (a)
           (COST $14,340,000)......................    14,340,000
                                                     ------------

  Total Investments
   (COST $206,040,578) (b)................    99.7%  226,311,909
  Other Assets in Excess of Liabilities...     0.3       591,739
                                            ------  ------------
  Net Assets..............................   100.0% $226,903,648
                                            ======  ============

---------------------------------------------------

   ADR  AMERICAN DEPOSITORY RECEIPT.
   *    NON-INCOME PRODUCING SECURITY.
   (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S.TREASURY OBLIGATIONS.
   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $36,675,372 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $16,404,041, RESULTING IN NET UNREALIZED APPRECIATION OF $20,271,331.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Natural Resource Development Securities Inc.
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
AUGUST 31, 2001 (UNAUDITED)

Assets:
Investments in securities, at value
 (cost $206,040,578)....................    $   226,311,909
Cash....................................                452
Receivable for:
  Capital stock sold....................            629,743
  Dividends.............................            532,571
Prepaid expenses and other assets.......             76,928
                                            ---------------
    Total Assets........................        227,551,603
                                            ---------------
Liabilities:
Payable for:
  Distribution fee......................            157,250
  Investments purchased.................            142,358
  Capital stock repurchased.............            135,503
  Investment management fee.............            123,894
Accrued expenses and other payables.....             88,950
                                            ---------------
    Total Liabilities...................            647,955
                                            ---------------
    Net Assets..........................    $   226,903,648
                                            ===============
Composition of Net Assets:
Paid-in-capital.........................    $   211,290,358
Net unrealized appreciation.............         20,271,331
Accumulated undistributed net investment
 income.................................            110,738
Accumulated net realized loss...........         (4,768,779)
                                            ---------------
    Net Assets..........................    $   226,903,648
                                            ===============
Class A Shares:
Net Assets..............................         $1,934,929
Shares Outstanding (500,000,000
 authorized, $.01 par value)............            142,711
    Net Asset Value Per Share...........             $13.56
                                            ===============
    Maximum Offering Price Per Share,
    (net asset value plus 5.54% of net
     asset value).......................             $14.31
                                            ===============
Class B Shares:
Net Assets..............................       $174,928,005
Shares Outstanding (500,000,000
 authorized, $.01 par value)............         13,217,433
    Net Asset Value Per Share...........             $13.23
                                            ===============
Class C Shares:
Net Assets..............................         $3,667,567
Shares Outstanding (500,000,000
 authorized, $.01 par value)............            277,817
    Net Asset Value Per Share...........             $13.20
                                            ===============
Class D Shares:
Net Assets..............................        $46,373,147
Shares Outstanding (500,000,000
 authorized, $.01 par value)............          3,400,189
    Net Asset Value Per Share...........             $13.64
                                            ===============

Statement of Operations
FOR THE SIX MONTHS ENDED AUGUST 31, 2001 (UNAUDITED)

Net Investment Income:
Income
Dividends (net of $128,428 foreign withholding
 tax).............................................  $  1,838,814
Interest..........................................       401,921
                                                    ------------
    Total Income..................................     2,240,735
                                                    ------------
Expenses
Distribution fee (Class A shares).................         2,125
Distribution fee (Class B shares).................       996,933
Distribution fee (Class C shares).................        19,895
Investment management fee.........................       783,405
Transfer agent fees and expenses..................       158,308
Shareholder reports and notices...................        33,923
Registration fees.................................        28,686
Professional fees.................................        25,845
Custodian fees....................................         9,685
Directors' fees and expenses......................         9,425
Other.............................................         6,109
                                                    ------------
    Total Expenses................................     2,074,339
                                                    ------------
    Net Investment Income.........................       166,396
                                                    ------------
Net Realized and Unrealized Gain (Loss):
Net realized gain/loss on:
  Investments.....................................     2,859,495
  Foreign exchange transactions...................        (2,460)
                                                    ------------
      Net Gain....................................     2,857,035
                                                    ------------
Net change in unrealized appreciation on
 investments......................................   (33,394,508)
                                                    ------------
    Net Loss......................................   (30,537,473)
                                                    ------------
Net Decrease......................................  $(30,371,077)
                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Natural Resource Development Securities Inc.
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                            FOR THE SIX      FOR THE YEAR
                                           MONTHS ENDED          ENDED
                                          AUGUST 31, 2001  FEBRUARY 28, 2001
                                          ---------------  -----------------
                                            (UNAUDITED)
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................   $    166,396      $    153,516
Net realized gain.......................      2,857,035        16,587,698
Net change in unrealized appreciation...    (33,394,508)       23,284,304
                                           ------------      ------------
    Net Increase (Decrease).............    (30,371,077)       40,025,518
                                           ------------      ------------
Dividends and Distributions to
 Shareholders from:
Net investment income
  Class A shares........................         (1,535)          (11,844)
  Class C shares........................             --            (5,758)
  Class D shares........................       (148,016)         (269,459)
Net realized gain
  Class A shares........................         (4,365)               --
  Class B shares........................       (551,226)               --
  Class C shares........................        (11,131)               --
  Class D shares........................       (124,365)               --
                                           ------------      ------------
    Total Dividends and Distributions...       (840,638)         (287,061)
                                           ------------      ------------
Net increase (decrease) from capital
 stock transactions.....................      6,988,082       (14,541,926)
                                           ------------      ------------
    Net (Increase) Decrease.............    (24,223,633)       25,196,531
                                           ------------      ------------
Net Assets:
Beginning of period.....................    251,127,281       225,930,750
                                           ------------      ------------
End of Period (Including accumulated
 undistributed net investment income of
 $110,738 and $93,893, respectively)....   $226,903,648      $251,127,281
                                           ============      ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Natural Resource Development Securities Inc.
NOTES TO FINANCIAL STATEMENTS / / AUGUST 31, 2001 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley Natural Resource Development Securities Inc. (the "Fund"), formerly Morgan Stanley Dean Witter Natural Resource Development Securities Inc., is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth. The Fund invests primarily in common stock of companies in the natural resources and related areas. The Fund was incorporated in Maryland on December 22, 1980 and commenced operations on March 30, 1981. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc. that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt

Morgan Stanley Natural Resource Development Securities Inc.
NOTES TO FINANCIAL STATEMENTS / / AUGUST 31, 2001 (UNAUDITED) CONTINUED

securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Natural Resource Development Securities Inc.
NOTES TO FINANCIAL STATEMENTS / / AUGUST 31, 2001 (UNAUDITED) CONTINUED

2. Investment Management Agreement
Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays an investment management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.625% to the portion of daily net assets not exceeding $250 million and 0.50% to the portion of daily net assets exceeding $250 million.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of:
(a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on July 2, 1984 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $9,770,300 at August 31, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representative may be reimbursed in the subsequent calendar year. For the six months ended August 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

Morgan Stanley Natural Resource Development Securities Inc.
NOTES TO FINANCIAL STATEMENTS / / AUGUST 31, 2001 (UNAUDITED) CONTINUED

The Distributor has informed the Fund that for the six months ended August 31, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of approximately $161,000 and $1,300, respectively and received $7,200 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 2001 aggregated $35,846,632 and $30,979,135, respectively.

For the six months ended August 31, 2001, the Fund incurred brokerage commissions of $39,733 with Morgan Stanley DW Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

For the six months ended August 31, 2001, the Fund incurred $8,213 in brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At August 31, 2001, the Fund's payable for investments purchased included unsettled trades with Morgan Stanley & Co., Inc. of $142,358.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 2001, the Fund had transfer agent fees and expenses payable of approximately $25.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregated pension costs for the six months ended August 31, 2001 included in Director's fees and expenses in the Statement of Operations amounted to $3,260. At August 31, 2001, the Fund had an accrued pension liability of $56,414 which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley Natural Resource Development Securities Inc.
NOTES TO FINANCIAL STATEMENTS / / AUGUST 31, 2001 (UNAUDITED) CONTINUED

5. Capital Stock
Transactions in capital stock were as follows:

                                      FOR THE SIX               FOR THE YEAR
                                      MONTHS ENDED                  ENDED
                                    AUGUST 31, 2001           FEBRUARY 28, 2001
                                ------------------------  -------------------------
                                      (UNAUDITED)
                                  SHARES       AMOUNT       SHARES       AMOUNT
                                ----------  ------------  ----------  -------------
CLASS A SHARES
Sold..........................     406,681  $  6,442,967     200,519  $   3,015,692
Reinvestment of dividends and
 distributions................         384         5,734         754         10,825
Redeemed......................    (372,307)   (6,037,345)   (188,678)    (2,802,884)
                                ----------  ------------  ----------  -------------
Net increase -- Class A.......      34,758       411,356      12,595        223,633
                                ----------  ------------  ----------  -------------
CLASS B SHARES
Sold..........................   3,638,827    55,342,540   5,694,344     81,973,016
Reinvestment of dividends and
 distributions................      34,458       502,740          --             --
Redeemed......................  (3,713,643)  (55,286,071) (7,364,180)  (105,005,383)
                                ----------  ------------  ----------  -------------
Net increase (decrease) --
 Class B......................     (40,358)      559,209  (1,669,836)   (23,032,367)
                                ----------  ------------  ----------  -------------
CLASS C SHARES
Sold..........................     106,146     1,588,020     198,961      2,844,473
Reinvestment of dividends and
 distributions................         723        10,529         386          5,439
Redeemed......................     (68,946)     (998,717)   (209,074)    (2,972,216)
                                ----------  ------------  ----------  -------------
Net increase (decrease) --
 Class C......................      37,923       599,832      (9,727)      (122,304)
                                ----------  ------------  ----------  -------------
CLASS D SHARES
Sold..........................     699,704    10,383,646   2,705,193     39,644,341
Reinvestment of dividends and
 distributions................      10,097       151,551      11,055        159,527
Redeemed......................    (342,865)   (5,117,512) (2,169,869)   (31,414,756)
                                ----------  ------------  ----------  -------------
Net increase -- Class D.......     366,936     5,417,685     546,379      8,389,112
                                ----------  ------------  ----------  -------------
Net increase (decrease) in
 Fund.........................     399,259  $  6,988,082  (1,120,589) $ (14,541,926)
                                ==========  ============  ==========  =============

6. Federal Income Tax Status
At February 28, 2001, the Fund had a net capital loss carryover of approximately $7,201,000 which may be used to offset future capital gains to the extent provided by regulations, which is available through February 28 in the following years:

        AMOUNT IN THOUSANDS
   ------------------------------
    2004    2005    2006    2007
   ------  ------  ------  ------
   $4,064  $1,355  $1,355  $  427
   ======  ======  ======  ======

Morgan Stanley Natural Resource Development Securities Inc.
NOTES TO FINANCIAL STATEMENTS / / AUGUST 31, 2001 (UNAUDITED) CONTINUED

Due to the Fund's acquisition of Morgan Stanley Dean Witter Precious Metals and Minerals Trust on January 28, 2000, utilization of this carryover is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations, significantly reducing the total carryover available.

As of February 28, 2001, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales.

Morgan Stanley Natural Resource Development Securities Inc.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                          FOR THE SIX                       FOR THE YEAR ENDED FEBRUARY 28,
                                          MONTHS ENDED          -------------------------------------------------------
                                        AUGUST 31, 2001             2001                2000**                1999
                                        ----------------        -------------        -------------        -------------
                                          (UNAUDITED)
Class A Shares++
Selected Per Share Data:
Net asset value, beginning of
 period............................         $  15.34              $  12.94             $  10.15             $  13.87
                                            --------              --------             --------             --------
Income (loss) from investment
 operations:
  Net investment income............             0.05                  0.10                 0.10                 0.03
  Net realized and unrealized gain
   (loss)..........................            (1.78)                 2.40                 2.69                (3.61)
                                            --------              --------             --------             --------
Total income (loss) from investment
 operations........................            (1.73)                 2.50                 2.79                (3.58)
                                            --------              --------             --------             --------
Less dividends and distributions
 from:
  Net investment income............            (0.01)                (0.10)                   -                    -
  Net realized gain................            (0.04)                    -                    -                (0.14)
                                            --------              --------             --------             --------
Total dividends and
 distributions.....................            (0.05)                (0.10)                   -                (0.14)
                                            --------              --------             --------             --------

Net asset value, end of period.....         $  13.56              $  15.34             $  12.94             $  10.15
                                            ========              ========             ========             ========
Total Return+......................           (11.28)%(1)            19.38%               27.49%              (26.04)%
Ratios to Average Net Assets:
Expenses...........................             1.09%(2)(3)           1.03%(3)(4)          1.12%(3)             1.14%(3)
Net investment income..............             0.69%(2)(3)           0.69%(3)(4)          0.75%(3)             0.56%(3)
Supplemental Data:
Net assets, end of period, in
 thousands.........................           $1,935                $1,656               $1,233                 $691
Portfolio turnover rate............               13%(1)                23%                  39%                  26%

                                       FOR THE PERIOD
                                       JULY 28, 1997*
                                          THROUGH
                                     FEBRUARY 28, 1998
                                     ------------------

Class A Shares++
Selected Per Share Data:
Net asset value, beginning of
 period............................       $  14.44
                                          --------
Income (loss) from investment
 operations:
  Net investment income............           0.04
  Net realized and unrealized gain
   (loss)..........................          (0.10)
                                          --------
Total income (loss) from investment
 operations........................          (0.06)
                                          --------
Less dividends and distributions
 from:
  Net investment income............              -
  Net realized gain................          (0.51)
                                          --------
Total dividends and
 distributions.....................          (0.51)
                                          --------
Net asset value, end of period.....       $  13.87
                                          ========
Total Return+......................          (0.22)%(1)
Ratios to Average Net Assets:
Expenses...........................           1.11%(2)
Net investment income..............           0.45%(2)
Supplemental Data:
Net assets, end of period, in
 thousands.........................           $309
Portfolio turnover rate............             67%

---------------------

 *   THE DATE SHARES WERE FIRST ISSUED.
**   FOR THE YEAR ENDED FEBRUARY 29.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE INVESTMENT MANAGER HAD NOT AGREED TO WAIVE PART OF ITS INVESTMENT MANAGEMENT FEE, THE RATIOS OF EXPENSES AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.05% AND 0.67%, RESPECTIVELY.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Natural Resource Development Securities Inc.
FINANCIAL HIGHLIGHTS CONTINUED

                                           FOR THE SIX                       FOR THE YEAR ENDED FEBRUARY 28,
                                          MONTHS ENDED           -------------------------------------------------------
                                        AUGUST 31, 2001++           2001++              2000**++              1999++
                                        -----------------        -------------        -------------        -------------
                                           (UNAUDITED)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of
 period............................          $  15.01              $  12.67             $  10.03             $  13.81
                                             --------              --------             --------             --------
Income (loss) from investment
 operations:
  Net investment loss..............                 -                 (0.02)                   -                (0.04)
  Net realized and unrealized gain
   (loss)..........................             (1.74)                 2.36                 2.64                (3.60)
                                             --------              --------             --------             --------
Total income (loss) from investment
 operations........................             (1.74)                 2.34                 2.64                (3.64)
                                             --------              --------             --------             --------
Less dividends and distributions
 from:
  Net investment income............                 -                     -                    -                    -
  Net realized gain................             (0.04)                    -                    -                (0.14)
                                             --------              --------             --------             --------
Total dividends and
 distributions.....................             (0.04)                    -                    -                (0.14)
                                             --------              --------             --------             --------

Net asset value, end of period.....          $  13.23              $  15.01             $  12.67             $  10.03
                                             ========              ========             ========             ========
Total Return+......................            (11.62)%(1)            18.47%               26.32%              (26.60)%
Ratios to Average Net Assets:
Expenses...........................              1.84%(2)(3)           1.83%(3)(4)          1.89%(3)             1.90%(3)
Net investment income (loss).......             (0.06)%(2)(3)         (0.11)%(3)(4)        (0.02)%(3)           (0.20)%(3)
Supplemental Data:
Net assets, end of period, in
 thousands.........................          $174,928              $199,044             $189,180             $147,527
Portfolio turnover rate............                13%(1)                23%                  39%                  26%

                                      FOR THE YEAR ENDED FEBRUARY 28,
                                     ----------------------------------
                                        1998*++               1997
                                     -------------        -------------

Class B Shares
Selected Per Share Data:
Net asset value, beginning of
 period............................    $  13.34             $  12.70
                                       --------             --------
Income (loss) from investment
 operations:
  Net investment loss..............       (0.02)                   -
  Net realized and unrealized gain
   (loss)..........................        2.18                 2.66
                                       --------             --------
Total income (loss) from investment
 operations........................        2.16                 2.66
                                       --------             --------
Less dividends and distributions
 from:
  Net investment income............       (0.01)               (0.02)
  Net realized gain................       (1.68)               (2.00)
                                       --------             --------
Total dividends and
 distributions.....................       (1.69)               (2.02)
                                       --------             --------
Net asset value, end of period.....    $  13.81             $  13.34
                                       ========             ========
Total Return+......................       16.93%               20.88%
Ratios to Average Net Assets:
Expenses...........................        1.80%                1.84%
Net investment income (loss).......       (0.15)%               0.05%
Supplemental Data:
Net assets, end of period, in
 thousands.........................    $273,333             $247,989
Portfolio turnover rate............          67%                 156%

---------------------

 * PRIOR TO JULY 28, 1997, THE FUND ISSUED ONE CLASS OF SHARES. ALL SHARES OF THE FUND HELD PRIOR TO THAT DATE, OTHER THAN SHARES WHICH WERE PURCHASED PRIOR TO JULY 2, 1984 (AND WITH RESPECT TO SUCH SHARES, CERTAIN SHARES ACQUIRED THROUGH REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS (COLLECTIVELY THE "OLD SHARES")), HAVE BEEN DESIGNATED CLASS B SHARES. THE OLD SHARES HAVE BEEN DESIGNATED CLASS D SHARES.
**   YEAR ENDED FEBRUARY 29.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE INVESTMENT MANAGER HAD NOT AGREED TO WAIVE PART OF ITS INVESTMENT MANAGEMENT FEE, THE RATIOS OF EXPENSES AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.85% AND (0.13)%, RESPECTIVELY.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Natural Resource Development Securities Inc.
FINANCIAL HIGHLIGHTS CONTINUED

                                          FOR THE SIX                       FOR THE YEAR ENDED FEBRUARY 28,
                                          MONTHS ENDED          -------------------------------------------------------
                                        AUGUST 31, 2001             2001                2000**                1999
                                        ----------------        -------------        -------------        -------------
                                          (UNAUDITED)
Class C Shares++
Selected Per Share Data:
Net asset value, beginning of
 period............................         $  14.98              $  12.66             $  10.02             $  13.81
                                            --------              --------             --------             --------
Income (loss) from investment
 operations:
  Net investment income (loss).....                -                 (0.01)                0.01                (0.02)
  Net realized and unrealized gain
   (loss)..........................            (1.74)                 2.35                 2.63                (3.63)
                                            --------              --------             --------             --------
Total income (loss) from investment
 operations........................            (1.74)                 2.34                 2.64                (3.65)
                                            --------              --------             --------             --------
Less dividends and distributions
 from:
  Net investment income............                -                 (0.02)                   -                    -
  Net realized gain................            (0.04)                    -                    -                (0.14)
                                            --------              --------             --------             --------
Total dividends and
 distributions.....................            (0.04)                (0.02)                   -                (0.14)
                                            --------              --------             --------             --------

Net asset value, end of period.....         $  13.20              $  14.98             $  12.66             $  10.02
                                            ========              ========             ========             ========
Total Return+......................           (11.64)%(1)            18.52%               26.35%              (26.67)%
Ratios to Average Net Assets:
Expenses...........................             1.84%(2)(3)           1.83%(3)(4)          1.89%(3)             1.90%(3)
Net investment loss................            (0.06)%(2)(3)         (0.11)%(3)(4)        (0.02)%(3)           (0.20)%(3)
Supplemental Data:
Net assets, end of period, in
 thousands.........................           $3,668                $3,593               $3,161               $1,278
Portfolio turnover rate............               13%(1)                23%                  39%                  26%

                                       FOR THE PERIOD
                                       JULY 28, 1997*
                                          THROUGH
                                     FEBRUARY 28, 1998
                                     ------------------

Class C Shares++
Selected Per Share Data:
Net asset value, beginning of
 period............................       $  14.44
                                          --------
Income (loss) from investment
 operations:
  Net investment income (loss).....          (0.02)
  Net realized and unrealized gain
   (loss)..........................          (0.10)
                                          --------
Total income (loss) from investment
 operations........................          (0.12)
                                          --------
Less dividends and distributions
 from:
  Net investment income............              -
  Net realized gain................          (0.51)
                                          --------
Total dividends and
 distributions.....................          (0.51)
                                          --------
Net asset value, end of period.....       $  13.81
                                          ========
Total Return+......................          (0.64)%(1)
Ratios to Average Net Assets:
Expenses...........................           1.87%(2)
Net investment loss................          (0.23)%(2)
Supplemental Data:
Net assets, end of period, in
 thousands.........................         $1,488
Portfolio turnover rate............             67%

---------------------

 *   THE DATE SHARES WERE FIRST ISSUED.
**   FOR THE YEAR ENDED FEBRUARY 29.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE INVESTMENT MANAGER HAD NOT AGREED TO WAIVE PART OF ITS INVESTMENT MANAGEMENT FEE, THE RATIOS OF EXPENSES AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.85% AND (0.13)%, RESPECTIVELY.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Natural Resource Development Securities Inc.
FINANCIAL HIGHLIGHTS CONTINUED

                                          FOR THE SIX                       FOR THE YEAR ENDED FEBRUARY 28,
                                          MONTHS ENDED          -------------------------------------------------------
                                        AUGUST 31, 2001             2001                2000**                1999
                                        ----------------        -------------        -------------        -------------
                                          (UNAUDITED)
Class D Shares++
Selected Per Share Data:
Net asset value, beginning of
 period............................         $  15.44              $  13.01             $  10.19             $  13.89
                                            --------              --------             --------             --------
Income (loss) from investment
 operations:
  Net investment income............             0.07                  0.13                 0.12                 0.05
  Net realized and unrealized gain
   (loss)..........................            (1.78)                 2.42                 2.70                (3.61)
                                            --------              --------             --------             --------
Total income (loss) from investment
 operations........................            (1.71)                 2.55                 2.82                (3.56)
                                            --------              --------             --------             --------
Less dividends and distributions
 from:
  Net investment income............            (0.05)                (0.12)                   -                    -
  Net realized gain................            (0.04)                    -                    -                (0.14)
                                            --------              --------             --------             --------
Total dividends and
 distributions.....................            (0.09)                (0.12)                   -                (0.14)
                                            --------              --------             --------             --------

Net asset value, end of period.....         $  13.64              $  15.44             $  13.01             $  10.19
                                            ========              ========             ========             ========
Total Return+......................           (11.14)%(1)            19.68%               27.67%              (25.86)%
Ratios to Average Net Assets:
Expenses...........................             0.84%(2)(3)           0.83%(3)(4)          0.89%(3)             0.90%(3)
Net investment income..............             0.94%(2)(3)           0.89%(3)(4)          0.98%(3)             0.80%(3)
Supplemental Data:
Net assets, end of period, in
 thousands.........................          $46,373               $46,835              $32,356              $15,454
Portfolio turnover rate............               13%(1)                23%                  39%                  26%

                                       FOR THE PERIOD
                                       JULY 28, 1997*
                                          THROUGH
                                     FEBRUARY 28, 1998
                                     ------------------

Class D Shares++
Selected Per Share Data:
Net asset value, beginning of
 period............................       $  14.44
                                          --------
Income (loss) from investment
 operations:
  Net investment income............           0.07
  Net realized and unrealized gain
   (loss)..........................          (0.11)
                                          --------
Total income (loss) from investment
 operations........................          (0.04)
                                          --------
Less dividends and distributions
 from:
  Net investment income............              -
  Net realized gain................          (0.51)
                                          --------
Total dividends and
 distributions.....................          (0.51)
                                          --------
Net asset value, end of period.....       $  13.89
                                          ========
Total Return+......................          (0.08)%(1)
Ratios to Average Net Assets:
Expenses...........................           0.84%(2)
Net investment income..............           0.82%(2)
Supplemental Data:
Net assets, end of period, in
 thousands.........................        $13,161
Portfolio turnover rate............             67%

---------------------

 * THE DATE SHARES WERE FIRST ISSUED. SHAREHOLDERS WHO HELD SHARES OF THE FUND PRIOR TO JULY 28, 1997 (THE DATE THE FUND CONVERTED TO A MULTIPLE CLASS SHARE STRUCTURE) SHOULD REFER TO THE FINANCIAL HIGHLIGHTS OF CLASS B TO OBTAIN THE HISTORICAL PER SHARE DATA AND RATIO INFORMATION OF THEIR SHARES.
**   FOR THE YEAR ENDED FEBRUARY 29.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE INVESTMENT MANAGER HAD NOT AGREED TO WAIVE PART OF ITS INVESTMENT MANAGEMENT FEE, THE RATIOS OF EXPENSES AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 0.85% AND 0.87%, RESPECTIVELY.

                       SEE NOTES TO FINANCIAL STATEMENTS

DIRECTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

David F. Myers
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and directors, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.



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SEMIANNUAL REPORT
AUGUST 31, 2001